Other financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Other financial assets [Abstract]
Other financial assets (Tables), Other non-current financial assets [Text Block]

Philips Group

Other non-current financial assets

in millions of EUR

2019

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2019	116	198	46	360
Changes:
Acquisitions/additions	48	15	11	75
Sales/redemptions/reductions	(48)	(109)	(17)	(174)
Value adjustment through OCI	-	(33)	-	(33)
Value adjustment through P&L	18	-	-	18
Translation differences and other	1	2	-	3
Reclassifications	1	(1)	(1)	(1)
Balance as of December 31, 2019	136	72	40	248

Philips Group

Other non-current financial assets

in millions of EUR

2018

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2018	104	369	114	587
Changes:
Acquisitions/additions	30	1	14	45
Sales/redemptions/reductions	(20)	(18)	(78)	(116)
Value adjustment through OCI	-	(164)		(164)
Value adjustment through P&L	(2)		-	(1)
Translation differences and other	2	12	(4)	10
Reclassifications	2	(2)	-	-
Balance as of December 31, 2018	116	198	46	360